Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer California Municipal Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals

Prospectus Supplement dated May 26, 2009

This supplement amends the Prospectus of each of the above referenced funds (each a "Fund") as follows and is in addition to any other supplement(s).

The sub-section titled "Portfolio Managers" in the section titled “How the Fund is Managed-The Manager” is deleted in its entirety and replaced by the following:

Portfolio Managers. The Fund’s portfolio is managed by a team of investment professionals, including Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael L. Camarella, who are primarily responsible for the day-to-day management of the Fund’s investments. Mr. Loughran has been a Senior Portfolio Manager of the Fund since July 2005 and Vice President of the Fund since October 2005. Mr. Cottier has been a Senior Portfolio Manager of the Fund since September 2002 and Vice President of the Fund since October 2005. Mr. Willis has been a Senior Portfolio Manager of the Fund since January 2006 and Vice President of the Fund since October 2005. Messrs. DeMitry and Franz have been Associate Portfolio Managers of the Fund since September 2006. Mr. Camarella has been an Associate Portfolio Manager of the Fund since April 2008.

Mr. Loughran has been a Senior Vice President of the Manager since July 2007 and has been a Portfolio Manager with the Manager since 1999. He was Vice President of the Manager from April 2001 to June 2007. He is a team leader, a Senior Portfolio Manager, an officer, and a trader for the Fund and other Oppenheimer Funds.

Mr. Cottier has been a Vice President of the Manager since 2002. He is a Senior Portfolio Manager, an officer, and a trader for the Fund and other Oppenheimer Funds.

Mr. Willis has been a Portfolio Manager since 2003 and an Assistant Vice President of the Manager since July 2005. He is a Senior Portfolio Manager, an officer, and a trader for the Fund and other Oppenheimer Funds.

Mr. DeMitry was a research analyst of the Manager from June 2003 to September 2006 and a credit analyst of the Manager from July 2001 to May 2003. He is an Associate Portfolio Manager and a trader for the Fund and other Oppenheimer Funds.

Mr. Franz was a research analyst of the Manager from June 2003 to September 2006. He is an Associate Portfolio Manager and a trader for the Fund and other Oppenheimer Funds.

Mr. Camarella was a research analyst of the Manager from February 2006 to April 2008. Mr. Camarella was a credit analyst of the Manager from June 2003 to January 2006. He is an Associate Portfolio Manager and a trader for the Fund and other Oppenheimer Funds.

May 26, 2009                                                                              PS0000.053

Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer California Municipal Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Limited Term New York Municipal Fund
Rochester Fund Municipals

Statement of Additional Information Supplement dated May 26, 2009

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a "Fund") as follows and is in addition to any other supplement(s).

Effective May 20, 2009, Mr. Ronald H. Fielding retired as Senior Portfolio Manager and Vice President of the Fund.

May 26, 2009                                                                             PX0000.040